Taxation	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
TAXATION

11. TAXATION

Enterprise income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

The United Arab Emirates

According to the Corporate Tax Law of the UAE, federal corporate tax is implemented for financial periods starting on or after June 1, 2023. A tax rate of 9% on taxable income in excess of AED375,000 will be applicable to (i) legal persons incorporated or managed and controlled in the UAE; (ii) natural persons that conduct business in the UAE; and (iii) foreign businesses that have a permanent establishment in the UAE. Special rules govern qualifying free zone entities, pursuant to which such entities will be subject to 0% tax on their qualifying income.

The following table presents the composition of income tax expenses for years ended December 31, 2025 and 2024:

	For the years ended December 31,
	2025	2024
Current income tax expenses	$150,623	109,454
Deferred income tax expenses	(33,532)	(13,963)
	$117,091	95,491

	For the years ended December 31,
	2025	%	2024	%	2023
Income before income taxes	$1,340,247		1,046,356		-
Income tax expense computed at an applicable tax rate of 9%	120,623	9.0	94,172	9.0	-
Non-deductible item	12,464	0.9	10,509	1.0	-
Effect of tax holiday	(15,996)	(1.2)	(9,190)	(0.9)	-
	$117,091		95,491		-

Deferred Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis.

Significant components of the Group’s deferred tax assets and deferred tax liabilities were as follows:

	For the years ended December 31,
	2025	2024	2023
Deferred tax assets:
Allowance for credit loss	$41,124	7,808	-
Operating lease liabilities	3,384	816	-
Current year tax losses	5,809	5,809	-
Total deferred tax assets	50,317	14,433	-

Deferred tax liability:
Right of use assets	(2,822)	(470)	-
Deferred tax assets, net:	$47,495	13,963	-

Uncertain tax positions

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of income for the years ended December 31, 2025, 2024 and 2023, respectively. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.